Share-Based Payment	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENT

Note 22: - Share-Based Payment

On July 24, 2011, the Company’s Board of Directors approved an unregistered share options plan. In September 2016 the Company’s Board of Directors approved an amendment to the plan, to cover issuance of restricted shares (“RS”) under the plan and named it the Israeli Share Award Plan (“2011 Plan”).

Pursuant to the 2011 Plan, granted share options and RS generally vest over a four-year period following the date of the grant in 13 installments: 25% of the options vest on the first anniversary of the grant date and 6.25% options vest at the end of each quarter thereafter. As of 2020 granted share options and RS are vesting over fore equal annual installments of 25% of the granted options.

a.	Expense recognized in the financial statements

The share-based compensation expense that was recognized for services received from employees and Board of Directors members is presented in the following table:

	For the Year Ended December 31
	2021	2020	2019
	U.S. Dollar in thousands
Cost of revenues	$69	$244	$364
Research and development	79	184	254
Selling and marketing	34	39	63
General and administrative	347	510	482
Total share-based compensation	$529	$977	$1,163

b.	Share options granted:

During the year ended December 31, 2021, no grants of options or RS were made to the Company’s Chief Executive Officer (“CEO”), Board of Directors members, employees or management.

c.	Extension of exercise terms of stock option:

On October 12, 2021, the Company’s Board of Directors approved an extension of the exercise term of 88,900 outstanding options for one year period from October 27, 2021 till October 2022. The fair value of such term extension estimated based on the Binomial Model, is $47 thousands.

e.	Change of Awards during the Year

The following table lists the number of share options, the weighted average exercise prices of share options and changes in share options grants during the year:

	2021		2020		2019
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		In NIS		In NIS		In NIS

Outstanding at beginning of year	1,660,958	20.38	2,336,554	27.87	2,445,597	29.99
Granted	-	-	382,000	24.36	443,800	20.64
Exercised	(28,672)	16.93	(449,093)	18.49	(67,470)	32.30
Forfeited	(127,608)	20.29	(608,503)	51.68	(485,373)	16.98

Outstanding at end of year	1,504,678	20.65	1,660,958	20.38	2,336,554	27.87
Exercisable at end of year	1,067,363	19.78	799,640	18.97	1,412,023	33.17
The weighted average remaining contractual life for the share options		3.33		4.18		3.39

The range of exercise prices for share options outstanding as of December 31, 2021and 2020 were NIS 14.82- NIS 29.68. Exercise is by net exercise method.

f.	The following table lists the number of RSs and changes in RSs grants during the year:

	Number of RSs
	2021	2020	2019

Outstanding at beginning of year	104,519	145,896	139,706
Granted	-	30,000	69,725
End of restriction period	(52,538)	(58,328)	(18,643)
Forfeited	(2,420)	(13,049)	(44,892)

Outstanding at end of year	49,561	104,519	145,896
The weighted average remaining contractual life for the restricted share	3.40	4.39	2.78

g.	Measurement of the fair value of share options:

The Company uses the binomial model when estimating the grant date fair value of equity-settled share options. The measurement was made at the grant date of equity-settled share options since the options were granted to employees and Board of Directors members.

The following table lists the inputs to the binomial model used for the fair value measurement of equity-settled share options for the above plan:

	2021(1)	2020	2019
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	-	30-55	23-41
Risk-free interest rate (%)	-	0.01 – 0.58	0.3 – 1.7
Contractual term of up to (years)	-	6.5	6.5
Exercise multiple	-	2	2
Weighted average share prices (NIS)	-	20.28-28.98	19.17-19.65
Expected average forfeiture rate (%)	-	1.9-5.9	2-6

(1)	During the year ended December 31, 2021, no grants of options or RS were made